Shareholder Report, Average Annual Return (Details)	12 Months Ended	37 Months Ended	55 Months Ended	60 Months Ended	87 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000192464
Average Annual Return [Line Items]
Line Graph and Table Measure Name	I
Average Annual Return, Percent	18.51%			7.57%	3.60%
C000192463
Average Annual Return [Line Items]
Line Graph and Table Measure Name	N
Average Annual Return, Percent	18.30%			7.31%	3.36%
C000192465
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
Average Annual Return, Percent	18.67%			7.67%	3.70%
C000070968
Average Annual Return [Line Items]
Line Graph and Table Measure Name	I
Average Annual Return, Percent	3.19%			6.77%		5.26%
C000070967
Average Annual Return [Line Items]
Line Graph and Table Measure Name	N
Average Annual Return, Percent	2.92%			6.48%		4.99%
C000145937
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
Average Annual Return, Percent	3.20%			6.85%		5.35%
C000219592
Average Annual Return [Line Items]
Line Graph and Table Measure Name	I
Average Annual Return, Percent	13.26%		11.65%
C000219593
Average Annual Return [Line Items]
Line Graph and Table Measure Name	N
Average Annual Return, Percent	12.97%		11.38%
C000219591
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
Average Annual Return, Percent	13.31%		11.76%
C000145994
Average Annual Return [Line Items]
Line Graph and Table Measure Name	I
Average Annual Return, Percent	25.29%			12.07%		6.19%
C000145995
Average Annual Return [Line Items]
Line Graph and Table Measure Name	N
Average Annual Return, Percent	25.00%			11.80%		5.93%
C000145996
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
Average Annual Return, Percent	25.49%			12.15%		6.27%
C000127655
Average Annual Return [Line Items]
Line Graph and Table Measure Name	I
Average Annual Return, Percent	30.06%			16.81%		10.73%
C000127656
Average Annual Return [Line Items]
Line Graph and Table Measure Name	N
Average Annual Return, Percent	29.83%			16.51%		10.45%
C000145944
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
Average Annual Return, Percent	30.28%			16.93%		10.84%
C000138522
Average Annual Return [Line Items]
Line Graph and Table Measure Name	I
Average Annual Return, Percent	(0.65%)			4.43%		3.28%
C000138523
Average Annual Return [Line Items]
Line Graph and Table Measure Name	N
Average Annual Return, Percent	(0.91%)			4.18%		3.02%
C000145947
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
Average Annual Return, Percent	(0.54%)			4.53%		3.35%
C000082154
Average Annual Return [Line Items]
Line Graph and Table Measure Name	I
Average Annual Return, Percent	8.41%			8.04%		2.38%
C000082155
Average Annual Return [Line Items]
Line Graph and Table Measure Name	N
Average Annual Return, Percent	8.10%			7.80%		2.12%
C000145938
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
Average Annual Return, Percent	8.36%			8.13%		2.46%
C000127657
Average Annual Return [Line Items]
Line Graph and Table Measure Name	I
Average Annual Return, Percent	11.22%			10.04%		2.09%
C000127658
Average Annual Return [Line Items]
Line Graph and Table Measure Name	N
Average Annual Return, Percent	10.91%			9.77%		1.83%
C000145945
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
Average Annual Return, Percent	11.26%			10.17%		2.20%
C000091909
Average Annual Return [Line Items]
Line Graph and Table Measure Name	I
Average Annual Return, Percent	10.92%			5.30%		5.55%
C000091908
Average Annual Return [Line Items]
Line Graph and Table Measure Name	N
Average Annual Return, Percent	10.55%			5.04%		5.29%
C000145939
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
Average Annual Return, Percent	10.92%			5.39%		5.63%
C000115560
Average Annual Return [Line Items]
Line Graph and Table Measure Name	I
Average Annual Return, Percent	7.45%			14.47%		7.09%
C000115559
Average Annual Return [Line Items]
Line Graph and Table Measure Name	N
Average Annual Return, Percent	7.20%			14.22%		6.80%
C000145941
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
Average Annual Return, Percent	7.62%			14.60%		7.17%
C000130629
Average Annual Return [Line Items]
Line Graph and Table Measure Name	I
Average Annual Return, Percent	21.03%			11.68%		5.42%
C000130630
Average Annual Return [Line Items]
Line Graph and Table Measure Name	N
Average Annual Return, Percent	20.87%			11.42%		5.16%
C000145946
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
Average Annual Return, Percent	21.15%			11.79%		5.51%
C000232928
Average Annual Return [Line Items]
Line Graph and Table Measure Name	I
Average Annual Return, Percent	34.73%	24.27%
C000232926
Average Annual Return [Line Items]
Line Graph and Table Measure Name	N
Average Annual Return, Percent	34.49%	23.99%
C000232927
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
Average Annual Return, Percent	34.89%	24.40%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	1.25%			(0.33%)	0.96%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	1.25%			(0.33%)	0.96%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	1.25%			(0.33%)	0.96%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	1.25%			(0.33%)		1.35%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	1.25%			(0.33%)		1.35%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	1.25%			(0.33%)		1.35%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	1.25%		(1.45%)
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	1.25%		(1.45%)
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	1.25%		(1.45%)
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	1.25%			(0.33%)		1.35%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	1.25%			(0.33%)		1.35%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	1.25%			(0.33%)		1.35%
MSCI World Net Total Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Net Total Return USD Index
Average Annual Return, Percent	18.67%			11.17%		9.95%
MSCI World Net Total Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Net Total Return USD Index
Average Annual Return, Percent	18.67%			11.17%		9.95%
MSCI World Net Total Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Net Total Return USD Index
Average Annual Return, Percent	18.67%			11.17%		9.95%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	1.25%			(0.33%)		1.35%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	1.25%			(0.33%)		1.35%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	1.25%			(0.33%)		1.35%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	1.25%			(0.33%)		1.35%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	1.25%			(0.33%)		1.35%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	1.25%			(0.33%)		1.35%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	1.25%			(0.33%)		1.35%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	1.25%			(0.33%)		1.35%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	1.25%			(0.33%)		1.35%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	1.25%			(0.33%)		1.35%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	1.25%			(0.33%)		1.35%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	1.25%			(0.33%)		1.35%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	1.25%			(0.33%)		1.35%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	1.25%			(0.33%)		1.35%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	1.25%			(0.33%)		1.35%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	1.25%			(0.33%)		1.35%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	1.25%			(0.33%)		1.35%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	1.25%			(0.33%)		1.35%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent	25.02%	9.56%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent	25.02%	9.56%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent	25.02%	9.56%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	5.25%			2.46%	2.30%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	5.25%			2.46%	2.30%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	5.25%			2.46%	2.30%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	5.25%			2.46%		1.77%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	5.25%			2.46%		1.77%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	5.25%			2.46%		1.77%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	5.25%		2.57%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	5.25%		2.57%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	5.25%		2.57%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	5.25%			2.46%		1.77%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	5.25%			2.46%		1.77%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	5.25%			2.46%		1.77%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	5.25%			2.46%		1.77%
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	11.90%			7.16%		6.08%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	5.25%			2.46%		1.77%
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	11.90%			7.16%		6.08%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	5.25%			2.46%		1.77%
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	11.90%			7.16%		6.08%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	5.25%			2.46%		1.77%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	5.25%			2.46%		1.77%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	5.25%			2.46%		1.77%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	5.25%			2.46%		1.77%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	5.25%			2.46%		1.77%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	5.25%			2.46%		1.77%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	5.25%			2.46%		1.77%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	5.25%			2.46%		1.77%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	5.25%			2.46%		1.77%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent	25.02%			14.53%		13.10%
60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	15.04%			8.67%		8.52%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent	25.02%			14.53%		13.10%
60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	15.04%			8.67%		8.52%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent	25.02%			14.53%		13.10%
60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	15.04%			8.67%		8.52%
Bloomberg Commodity Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Total Return Index
Average Annual Return, Percent	5.38%			6.77%		1.28%
Bloomberg Commodity Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Total Return Index
Average Annual Return, Percent	5.38%			6.77%		1.28%
Bloomberg Commodity Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Total Return Index
Average Annual Return, Percent	5.38%			6.77%		1.28%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	5.25%			2.46%		1.77%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	5.25%			2.46%		1.77%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	5.25%			2.46%		1.77%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	5.25%	3.84%
50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	14.89%	7.05%
MSCI World Net Total Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Net Total Return USD Index
Average Annual Return, Percent	18.67%	6.96%
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	11.90%	5.75%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	5.25%	3.84%
50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	14.89%	7.05%
MSCI World Net Total Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Net Total Return USD Index
Average Annual Return, Percent	18.67%	6.96%
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	11.90%	5.75%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	5.25%	3.84%
50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	14.89%	7.05%
MSCI World Net Total Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Net Total Return USD Index
Average Annual Return, Percent	18.67%	6.96%
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	11.90%	5.75%